Other Expenses by Nature - Summary of Other Operating Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Expenses by Nature [Abstract]
Professional, outsourced and other services	$ (36,533,784)	$ (37,412,289)	$ (27,666,155)
Other supplies and services	(6,728,833)	(5,328,997)	(18,746,799)
Insurance premiums	(14,861,921)	(13,270,568)	(12,479,501)
Taxes and charges	(2,635,027)	(2,549,959)	(3,411,239)
Repairs and maintenance	(14,848,408)	(11,775,133)	(2,183,793)
Marketing, public relations and advertising	(264,832)	(205,114)	(388,562)
Leases and rental costs	(602,493)	(2,066,713)	(3,606,514)
Environmental expenses	(5,501,313)	(6,024,405)	(3,862,251)
Huechun and Chillan projects written-off	(837,345)
Current projects written-off			(25,105,910)
Other supplies	(3,452,073)	(2,512,815)	(2,720,780)
Travel expenses	(1,408,617)	(1,005,823)	(1,925,277)
Indemnities and fines	(962,120)	(327,131)	(724,239)
Total other expenses by nature	$ (88,636,766)	$ (82,478,947)	$ (102,821,020)